Deferred tax (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability [abstract]
Liability at 1 January			£ 6,547
Arising on business combination
Credited to income on impairment and amortisation of intangibles			4,600
Credited to income statement			(1,740)
Foreign exchange gain			702
Liability at 31 December